Financial Assets and Liabilities - Summary of Fair Value Hierarchy (Detail) - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Royalty funding liabilities	€ 287,800
Derivative liabilities	233,761	€ 150,670
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	233,761	150,670	€ 168,346	€ 143,296
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at amortized cost	714,001	763,586
Financial liabilities measured at fair value through profit or loss	233,761	150,670
Carrying amount [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Convertible senior notes	426,241	458,207
Royalty funding liabilities	287,760	305,379
Derivative liabilities	233,761	150,670
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at amortized cost	710,680	743,961
Financial liabilities measured at fair value through profit or loss	233,761	150,670
Fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Convertible senior notes	415,635	438,288
Royalty funding liabilities	295,045	305,673
Derivative liabilities	€ 233,761	€ 150,670